Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2017
Earnings Per Share [Abstract]
Computation Of Basic And Diluted Earnings Per Share

The following table sets forth the computation of basic and diluted earnings per share for the years ended December 31, 2017, 2016, and 2015 (in thousands, except per share data):

	Year Ended December 31,
	2017	2016	2015
Net income	$182,871	$81,520	$92,336
Preferred dividends	9,375	3,906	—
Net income available to common shareholders	$173,496	$77,614	$92,336
Shares for basic and diluted calculation:
Average shares used in basic computation	68,562	66,871	68,543
Dilutive effect of stock options and units (1)	12,473	10,692	10,011
Average shares used in diluted computation	81,035	77,563	78,554
Earnings per common share:
Basic	$2.53	$1.16	$1.35
Diluted	$2.14	$1.00	$1.18

(1)

Diluted earnings per share is computed on the basis of the weighted-average number of shares of common stock plus the effect of dilutive potential common shares outstanding during the period using the treasury stock method. Diluted earnings per share include stock options and units.